Rule 497(c)
                                                              File Nos. 33-58004
                                                                    and 811-7474

                                BOSTON 1784 FUNDS

                   Boston 1784 Florida Tax-Exempt Income Fund

Supplement to Prospectus
dated October 1st, 1997


Condensed Financial Information

The following is added to the end of the section entitled "Financial
Highlights--Tax-Exempt Funds" on page 7 of the Prospectus:

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------

                          NET              REALIZED AND                               NET                NET
                         ASSET              UNREALIZED  DISTRIBUTIONS DISTRIBUTIONS  ASSET              ASSETS      RATIO
                         VALUE      NET       GAINS OR    FROM NET        FROM       VALUE               END     OF EXPENSES
                       BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END     TOTAL   OF PERIOD   TO AVERAGE
                       OF PERIOD  INCOME    INVESTMENTS    INCOME         GAINS    OF PERIOD  RETURN*   (000)    NET  ASSETS
------------------------------------------------------------------------------------------------------------------------------------

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(5) $10.00    0.20         0.20       (0.20)         (0.02)     $10.18   4.02%*   $47,815      0.80%
------------------------------------------------------------------------------------------------------------------------------------
                                      RATIO       RATIO OF
                         RATIO     OF EXPENSES   NET INCOME
                         OF NET     TO AVERAGE   TO AVERAGE
                         INCOME     NET ASSETS   NET ASSETS    PORTFOLIO
                       TO AVERAGE   (EXCLUDING   (EXCLUDING    TURNOVER
                       NET ASSETS    WAIVERS)     WAIVERS)       RATE
--------------------------------------------------------------------------------

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
 FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(5)  4.64%        1.19%        4.25%         2.90%
--------------------------------------------------------------------------------

 * TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(5) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.


                The date of this Supplement is December 31, 1997

                                                                     Rule 497(c)
                                                              File Nos. 33-58004
                                                                    and 811-7474
                                BOSTON 1784 FUNDS

                   Boston 1784 Florida Tax-Exempt Income Fund

Supplement to Statement
of Additional Information
dated October 1st, 1997, as supplemented
November 5, 1997 and December 2, 1997

Financial Information

    The section entitled "For the Institutional Prime Money Market Fund, Florida Tax-Exempt Income Fund, Small Cap Equity Fund and Large Cap Equity Fund" on page 49 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following text:

FOR THE INSTITUTIONAL PRIME MONEY MARKET FUND, SMALL CAP EQUITY FUND AND LARGE CAP EQUITY FUND

    Boston 1784 Institutional Prime Money Market Fund, Boston 1784 Small Cap Equity Fund and Boston 1784 Large Cap Equity Fund are newly organized and have not yet issued financial statements.

FOR THE FLORIDA TAX-EXEMPT INCOME FUND

See Financial Statements attached.


                The date of this Supplement is December 31, 1997

                                   Boston 1784
                                     Florida
                                   Tax-Exempt
                                   Income Fund

                                   (unaudited)

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
MUNICIPAL BONDS -- 93.2%
  FLORIDA -- 93.2%
   Brevard County, Health Facility
      Authority RB, Holmes Regional
      Medical Center, MBIA
       5.625%, 10/01/14             $1,000      $1,031
   Brevard County, Housing &
      Finance Authority RB,
      Series B, FSA
       7.000%, 03/01/13                365         389
   Broward County, Solid Waste
      RB, MBIA
       5.875%, 07/01/08              1,500       1,612
   Cape Coral, Water
      Improvement RB, FSA
       6.375%, 06/01/09              1,500       1,635
   Dade County, Aviation RB,
      Series A, AMT, MBIA
       5.750%, 10/01/15              1,000       1,042
   Dade County, Housing Finance
      Authority RB, Series D, FSA
       6.950%, 12/15/12                770         826
   Dade County, School District RB,
      Pre-refunded @ 100, FGIC (A)
       6.125%, 08/01/01              1,000       1,066
   Dade County, Water & Sewer
      System RB, FGIC
       5.500%, 10/01/18              3,000       3,052
   Escambia County, Housing
      Finance Authority RB,
      Series A, AMT, FHA
       7.300%, 10/01/17                640         673
   Florida State Board of Education
      Capital Outlay GO, Series A
       5.750%, 01/01/13              1,000       1,041
       5.500%, 06/01/15              2,500       2,562
   Florida State Board of Education
      Capital Outlay GO,
      Series B, MBIA
       5.750%, 06/01/11              1,250       1,314
   Florida State Finance Department
      RB, MBIA
       5.500%, 07/01/12              1,000       1,047
   Florida State Finance Department
      RB, Series A, AMBAC
       5.700%, 07/01/09              2,000       2,115

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
   Florida State Finance Department
      RB, Series A, MBIA
       6.250%, 07/01/13             $2,500      $2,681
   Florida State Pollution
      Control RB, Series Y,
      Pre-refunded @ 101 (A)
       6.400%, 07/01/02              1,000       1,093
   Florida State Turnpike
      Authority RB, FGIC
       5.250%, 07/01/11              2,000       2,038
   Fort Lauderdale GO
       5.500%, 07/01/15              1,000       1,024
   Gainesville, Utilities System
      RB, Series B
       5.500%, 10/01/13              2,000       2,048
   Hillsborough County, Allegany
      Health Systems RB, MBIA
       6.375%, 12/01/12              1,300       1,411
   Indian Trace Community, Water
      Management RB, MBIA
       5.500%, 05/01/07              1,000       1,071
   Jacksonville, Health Facility
      Authority RB,
      Pre-refunded @ 102,
      MBIA (A)
       6.500%, 05/01/02              1,345       1,488
   Naples, Community Hospital
      Project RB, MBIA
       5.500%, 10/01/16              1,000       1,016
   North Port, Utility System
      RB, FGIC
       6.150%, 10/01/09              1,000       1,083
   Orlando, Water & Electric
      Utilities Commission RB
       5.250%, 10/01/14              1,000         993
   Palm Beach County, Solid Waste
      Authority RB, MBIA
       6.250%, 12/01/08                500         548
   Polk County, Utility Systems
      RB, FGIC
       5.250%, 10/01/17              1,500       1,504
   Port St. Lucie, Special Assessment,
      District 1, MBIA
       5.850%, 10/01/11              3,070       3,281

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
  FLORIDA (CONTINUED)
   Reedy Creek, Improvements
      GO, Series A, MBIA
       5.750%, 06/01/14             $2,500     $ 2,619
   Volusia County, Hospital Facilities
      RB, Memorial Health Systems
      Project, AMBAC
       5.500%, 11/15/16              1,250       1,280
                                               -------
                                                44,583
                                               -------
TOTAL MUNICIPAL BONDS
   (Cost $42,821)                               44,583
                                               -------

REPURCHASE AGREEMENT -- 5.5%
   Paine Webber
      5.690%, dated 11/28/97,
      matures 12/01/97, repurchase
      price $2,631,018 (collateralized
      by U.S. Treasury Instruments:
      total market value $2,682,158) 2,630       2,630
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,630)                                 2,630
                                               -------
TOTAL INVESTMENTS -- 98.7%
   (Cost $45,451)                               47,213
                                               -------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.3%                                      602
                                               -------

------------------------------------------------------
DESCRIPTION                                VALUE (000)
------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 4,696,465
   outstanding shares of beneficial interest   $46,052
Accumulated Net Realized Gain
   on Investments                                    1
Net Unrealized Appreciation
   on Investments                                1,762
                                               -------
TOTAL NET ASSETS-- 100.0%                      $47,815
                                               =======
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                   $10.18
                                               =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX
GO--GENERAL OBLIGATION
RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT
SUPPORT FOR THE SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION
FHA--FEDERAL HOUSING ADMINISTRATION
FSA--FINANCIAL SECURITY ASSURANCE
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED NOVEMBER 30, 1997
                                      BOSTON
                                       1784
                                      FLORIDA
                                    TAX-EXEMPT
                                      INCOME
                                       FUND
                                    ==========

INCOME:
  INTEREST INCOME                   $ 1,054
                                    -------
    TOTAL INCOME                      1,054
                                    -------
EXPENSES:
  INVESTMENT ADVISORY FEES              142
  LESS: WAIVER OF INVESTMENT
        ADVISORY FEES                   (27)
  ADMINISTRATOR FEES                     14
  12B-1 FEES                             48
  LESS: WAIVER OF 12B-1 FEES            (48)
  TRANSFER AGENT FEES & EXPENSES          7
  REGISTRATION FEES                       7
  PRINTING                                1
  AMORTIZATION OF DEFERRED
    ORGANIZATIONAL COSTS                  1
  PROFESSIONAL FEES                       1
  CUSTODIAN FEES                          6
  OTHER EXPENSES                          1
                                    -------
    TOTAL EXPENSES, NET OF WAIVERS      153
                                    -------
NET INVESTMENT INCOME                   901
                                    -------
NET REALIZED GAIN ON INVESTMENTS         87
NET CHANGE IN UNREALIZED
  APPRECIATION ON INVESTMENTS           767
                                    -------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND
  FOREIGN CURRENCY                      854
                                    -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS         $ 1,755
                                    =======

STATEMENT OF CHANGES IN NET ASSETS (000) (UNAUDITED)
----------------------------------------------------
                                            BOSTON
                                             1784
                                            FLORIDA
                                          TAX-EXEMPT
                                            INCOME
                                             FUND
                                          ==========

                                          6/30/97 (1)
                                              TO
                                           11/30/97
                                          ----------

INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                   $   901
  NET REALIZED GAIN ON INVESTMENTS             87
  NET UNREALIZED APPRECIATION
   ON INVESTMENTS                             767
                                          -------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               1,755
                                          -------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME                      (901)
  REALIZED CAPITAL GAINS                      (86)
                                          --------
  TOTAL DISTRIBUTIONS                        (987)
                                          --------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED IN
   CONNECTION WITH ACQUISITION
   OF COMMON TRUST FUND ASSETS             41,223
  PROCEEDS FROM SHARES ISSUED               7,231
  REINVESTMENT OF CASH DISTRIBUTIONS           86
  COST OF SHARES REDEEMED                  (1,493)
                                          --------
INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS                       47,047
                                          --------
  TOTAL INCREASE IN NET ASSETS             47,815
NET ASSETS:
  BEGINNING OF PERIOD                          --
                                          --------
NET ASSETS:
  END OF PERIOD                           $47,815
                                          =======
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN CONNECTION
  WITH ACQUISITION OF
  COMMON TRUST FUND ASSETS                  4,122
  SHARES ISSUED                               713
  SHARES ISSUED IN LIEU OF
    CASH DISTRIBUTIONS                          8
  SHARES REDEEMED                            (147)
                                          -------
  NET INCREASE IN CAPITAL SHARES            4,696
                                          =======
  UNDISTRIBUTED/OVERDISTRIBUTION
   NET INVESTMENT INCOME                       --
                                          =======

(1) THE BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED
    OPERATIONS ON JUNE 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION

Boston 1784 Florida Tax-Exempt Income, is a portfolio offered by Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1997:
     On June 30, 1997, BankBoston's Florida Tax-Exempt Bond Common Trust Fund was converted into Boston 1784 Florida Tax-Exempt Income Fund. The assets which consisted of securities and related receivables, were converted on a tax-free basis. The net assets, unrealized appreciation of the Common Trust Fund immediately before the conversion, and the number of shares issued were $41,223,322, $994,489 and 4,122,332 respectively.

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT  INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The financial statements of Boston 1784 Florida Tax-Exempt Income Fund are included herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
Investment securities of the Fund are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. Valuations supplied by the pricing service are subject to review by the Adviser and, if adjusted pursuant to Adviser review, by the Board of Trustees. Securities for which market quotations are not readily available, whether or not listed, will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Fund invests in Tri-Party Repurchase Agreements. Securities pledged as collateral for Tri-Party Repurchase Agreements are maintained in a segregated account by the broker's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS --
Organization costs have been deferred by the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.


3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Fund by Bank-Boston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Fund. BankBoston has voluntarily agreed to waive a portion of its fee as necessary to assist the Fund in maintaining a competitive expense ratio.
     The Fund and BankBoston, N.A. (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the

--------------------------------------------------------------------------------
Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million in average daily net assets and 0.0050% for the average daily net assets over $200 million. In its capacity as custodian to the Fund, the Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES
Pursuant to an administration agreement dated December 1, 1996, SEI Fund Resources acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, became the Fund's Distributor pursuant to a distribution agreement dated June 1, 1993 as amended and restated October 27, 1995. The Trust has adopted a distribution plan with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor agreed to waive all of its 12b-1 distribution fee for the period ended November 30, 1997.
     Certain officers of the Fund are also officers of the Administrator. Such officers are paid no fees by the Fund.
     The Fund has paid legal fees to a law firm with which the Secretary of the Trust is associated.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the period ended November 30, 1997, was $6,466 and $1,240 respectively (000).
     At November 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes.
     At November 30, 1997, the net unrealized appreciation on investment securities held by the Fund aggregated to $1,762 of which $1,764 related to appreciated securities and $2 related to depreciated securities (000).

6. CONCENTRATION OF CREDIT RISK
The Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Fund invests primarily in obligations located in Florida.